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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-21675

                                    WY Funds
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                               3434 Colwell Avenue

                                    Suite 100

                              Tampa, Florida 33614

--------------------------------------------------------------------------------
         (Address of principal executive offices)           (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-329-2673


Date of fiscal year end:     12/31/2006

Date of reporting period:     3/31/2006

Schedule of Investments
March 31, 2006 (Unaudited)
The Core Fund

                                                                   Amount           Value
                                                             ----------------  ----------------
MUNICIPAL BONDS - 4.41%
New Jersey - 1.29%
New Jersey Economic Development Authority
 4.58%, 11/01/2014 (a)                                              3,000,000  $      3,000,000
                                                                               ----------------
Texas - 3.12%
Brazos Student Finance Corp.
 4.599%, 03/01/2040 (a)                                             4,225,000         4,225,000
City of Brazos Texas Higher Education Authority
 4.68%, 12/01/2038 (a) (b)                                          3,000,000         3,000,000
                                                                               ----------------
                                                                                      7,225,000
               ----------------

TOTAL MUNICIPAL BONDS (Cost $10,225,000)

TOTAL MUNICIPAL BONDS (Cost $10,225,000)                                             10,225,000
                                                                               ----------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 89.92% FHLB - 56.53%
 2.10%, 07/28/2006                                                  3,000,000         2,973,138
 2.25%, 05/15/2006                                                  4,400,000         4,385,924
 2.81%, 05/03/2006                                                  4,000,000         3,992,652
 3.06%, 04/13/2006                                                  5,000,000         4,997,310
 4.10%, 09/01/2006 (a)                                              7,000,000         6,999,006
 4.165%, 08/17/2006 (a)                                             3,000,000         2,999,613
 4.165%, 11/06/2007 (a) (b)                                        20,000,000        19,966,000
 4.25%, 03/16/2010                                                  2,000,000         1,985,150
 4.37%, 02/22/2007 (a)                                              4,000,000         3,998,088
 4.375%, 12/19/2008                                                 4,300,000         4,219,530
 4.47%, 05/11/2007 (a)                                             15,000,000        14,983,680
 4.49%, 03/30/2007 (a)                                              1,575,000         1,574,208
 4.50%, 02/18/2010 (a)                                             10,000,000         9,943,200
 4.50%, 06/16/2006 (b)                                              5,000,000         4,994,665
 4.55%, 07/27/2006                                                  5,000,000         4,992,885
 4.56%, 04/05/2007 (a)                                              5,000,000         4,997,510
 4.57%, 09/14/2006 (a)                                              5,000,000         4,998,885
 4.605%, 09/15/2006                                                 3,000,000         2,993,301
 4.90%, 09/15/2006                                                 15,000,000        14,989,755
 5.00%, 11/27/2006 to 02/09/2007                                   10,000,000         9,984,755
                                                                               ----------------
                                                                                    130,969,255
                                                                               ----------------
FHLMC - 16.19%
 0.00%, 08/15/2006                                                  3,000,000         2,945,898
 5.02%, 03/07/2007                                                  3,000,000         2,994,219
 Pool 780242, 3.406%, 02/01/2033 (a)                                1,228,204         1,250,979
 Pool 780346, 3.552%, 03/01/2033 (a)                                1,591,136         1,613,949
 Pool 781955, 3.739%, 05/01/2034                                    2,266,833         2,286,974
 Pool C90580, 6.00%, 09/01/2022                                       498,037           501,476
 Pool M80692, 6.50%, 07/01/2008                                        90,516            90,838
 Pool M80718, 5.00%, 01/01/2009                                       715,555           709,679
 Pool M80739, 6.00%, 03/01/2009                                       169,761           169,945
 Pool M80753, 6.50%, 05/01/2009                                        89,388            89,556
 Pool M80765, 5.00%, 08/01/2009                                       341,573           338,768
 Pool M80828, 4.00%, 07/01/2010                                       625,988           602,617
 Pool M90727, 6.00%, 05/01/2007                                        44,096            44,277

                                                                   Amount           Value
                                                             ----------------  ----------------
 Pool M90747, 5.50%, 08/01/2007                                       139,895           140,403
 Pool M90748, 5.00%, 08/01/2007                                       951,687           951,166
 Pool M90754, 5.00%, 09/01/2007                                     2,246,181         2,244,953
 Pool M90777, 4.50%, 01/01/2008                                     1,959,241         1,936,588
 Pool M90779, 5.50%, 11/01/2007                                       433,346           434,919
 Pool M90805, 4.50%, 04/01/2008                                       744,447           732,603
 Pool M90818, 4.00%, 06/01/2008                                       401,501           390,671
 Pool M90819, 4.50%, 06/01/2008                                       316,337           311,305
 Pool M90836, 5.00%, 06/01/2008                                       548,211           546,632
 Series $, 3.25%, 06/28/2006                                        5,000,000         4,979,490
 Series 2513, 5.00%, 10/15/2015                                       203,920           203,157
 Series 2581, 4.00%, 02/15/2017                                       886,131           858,941
 Series 2613, 4.50%, 10/15/2013                                       694,124           687,458
 Series 2705, 4.50%, 02/15/2023                                     1,225,794         1,212,840
 Series 2712, 4.50%, 02/15/2012                                     1,234,806         1,217,633
 Series 410924, 4.253%, 05/01/2035                                  1,577,519         1,613,813
 Series 410926, 4.201%, 07/01/2035                                  1,741,221         1,769,229
 Series MTN1, 3.50%, 11/17/2006                                     4,000,000         3,960,628
                                                                               ----------------
                                                                                     37,831,604
                                                                               ----------------
FNMA - 14.82%
 2.125%, 04/15/2006                                                 4,000,000         3,996,156
 2.25%, 05/15/2006                                                  3,969,000         3,956,303
 3.01%, 06/02/2006                                                  6,000,000         5,980,440
 4.00%, 10/16/2006                                                  3,000,000         2,982,012
 4.00%, 12/14/2006                                                  3,000,000         2,977,167
 5.25%, 06/15/2006                                                  5,000,000         5,002,050
 Pool 190609, 7.00%, 02/01/2014                                       325,179           336,380
 Pool 252268, 5.50%, 01/01/2009                                       289,371           289,005
 Pool 254631, 5.00%, 02/01/2018                                       952,587           931,583
 Pool 735529, 4.415%, 08/01/2034 (a)                                1,705,788         1,676,740
 Pool 754624, 5.035%, 11/01/2033 (a)                                1,702,200         1,756,273
 Pool 768359, 4.423%, 12/01/2033 (a)                                  554,467           545,405
 Pool 832922, 3.664%, 09/01/2035                                      930,859           945,463
 Series 1, 3.50%, 12/22/2006                                        1,000,000           988,660
 Series 1, 3.75%, 11/09/2007 (a)                                    2,000,000         1,976,042
                                                                               ----------------
                                                                                     34,339,679
                                                                               ----------------

GNMA - 2.38%
 Pool 80701, 4.375%, 06/20/2033 (a)                                 1,106,543         1,108,256
 Pool 80825, 4.50%, 02/20/2034 (a)                                    578,520           581,095
 Pool 80965, 4.75%, 07/20/2034 (a)                                  1,631,355         1,629,878
 Pool 80728, 5.00%, 08/20/2033 (a)                                    402,702           405,486
 Series 2003-110, 5.00%, 05/20/2029                                 1,807,291         1,789,746
                                                                               ----------------
                                                                                      5,514,461
                                                                               ----------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost 209,155,643)                  $    208,654,999
                                                                               ----------------
SHORT TERM INVESTMENTS - 5.14%
U.S. Government & Agency Obligations - 0.28%
United States of America
 0.00%, 07/27/2006                                                    650,000           640,682
                                                                               ----------------

                                                                                 Shares              Value
                                                                            ----------------   ----------------
Money Market Funds - 4.86%
Morgan Stanley Institutional Liquidity Fund - Government
Portfolio 4.27% (a)                                                               11,252,310         11,252,310
                                                                                               ----------------
TOTAL SHORT TERM INVESTMENTS (Cost $11,893,220)                                                      11,892,992
                                                                                               ----------------
Total Investments (Cost $231,273,863) - 99.56%                                                      230,772,991
Other Assets in Excess of Liabilities, Net 0.44%                                                        892,450
                                                                                               ----------------
TOTAL NET ASSETS - 100.00%                                                                     $    231,665,441
                                                                                               ================

                                                                               Number of
                                                                               Contracts          Fair Value
                                                                            ----------------   ----------------
FUTURE CONTRACTS - 0.09%
U.S. 10 Year Treasury Note dated 06/30/2006 at 6.00%                                    (300)           209,813
                                                                                               ----------------
TOTAL FUTURE CONTRACTS                                                                                  209,813
                                                                                               ----------------
Total Future Contracts                                                                         $        209,813
                                                                                               ================

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

                       Cost of          Gross             Gross
                     Investments     Unrealized        Unrealized       Net Unrealized
                                    Appreciation      Depreciation        Gain/(Loss)
                     ---------------------------------------------------------------------
The Core Fund         231,273,969         30,795          (531,773)          (500,978)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a) Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2006.

(b) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees.

The total fair value of such securities at March 31, 2006 is $24,191,000, which represents 10.44% of the total net assets.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WY Funds

By /s/ Mitchell York
   -----------------------------------
   Mitchell York, President

Date:  May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Mitchell York
   -----------------------------------
   Mitchell York, President

Date:  May 15, 2006


By /s/ M. Brent Wertz
   -----------------------------------
   M. Brent Wertz, Treasurer

Date:  May 15, 2006